Write Downs, Reserves and Recoveries (Tables)	12 Months Ended
Dec. 31, 2012
Write Downs, Reserves and Recoveries [Abstract]
Schedule of unusual or infrequent items
The following table presents the components of Write-downs, reserves and recoveries for continuing operations (in thousands):

	Year ended December 31,
	2012	2011
Gain on insurance claim, St Jo flood	$—	$(3,259)
Litigation reserve settlement, net	(707)	(1,529)
Settlement with insurance carriers	(78)	(1,600)
	$(785)	$(6,388)